SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

Subsequent to December 31, 2019, the Company’s Korean subsidiaries successfully rolled-over Korean Won 32.7 billion ($28.3 million) of long-term borrowings by one year to March 2021.

On January 30, 2020, the World Health Organization declared the coronavirus outbreak a “Public Health Emergency of International Concern” and on March 11, 2020, declared it to be a pandemic. Actions taken around the world to help mitigate the spread of the coronavirus include restrictions on travel, and quarantines in certain areas, and forced closures for certain types of public places and business. The coronavirus outbreak and actions taken to mitigate it have had and are expected to continue to have an adverse impact on the economies and financial markets of many countries, including the geographical areas in which the Company operates. While thus far we have not incurred significant disruptions from the coronavirus outbreak, we are unable to accurately predict the impact that it will have due to numerous uncertainties, including the severity of the disease, the duration of the outbreak, actions that may be taken by government authorities, the impact to the business of our customers, and other factors. However, the Company’s consolidated results for the first quarter of 2020 were adversely affected due to the delay in closing on the sale of two projects in Hungary which was scheduled in late March 2020. The sale was closed in April 2020 and revenue from the sale will be recognized in the second quarter of 2020. Because of the delay, the Company now expects revenue for the first quarter of 2020 to be in range from $18 to $20 million, which has been revised from the original range from $30 to $33 million. Due to the uncertainty surrounding the coronavirus pandemic, the financial impact for the consolidated results for the full year 2020 cannot be reasonably estimated at this time.

On March 27, 2020, the Coronavirus Aid, Relief and Economic Security Act (the “Cares Act”) became law in the United States to provide certain tax incentives with the aim of mitigate the related economic harm for businesses. The Company is currently evaluating the benefit these tax incentives might have on the consolidated financial statements.